SIGNIFICANT ACCOUNTING POLICIES: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Postretirement health care and life insurance benefits:
Premium paid for split dollar life insurance agreements	$ 0	$ 0	$ 0
Amount received on termination of certain split dollar agreements	26,477	7,298
Goodwill and indefinite-lived intangible assets:
Impairments of intangibles	0	0
Equity method investment:
Equity method investment ownership interest percentage (as a percent)	50.00%
Number of foreign companies that are accounted for using equity method	2
Dividends paid by subsidiary	0	0	0
Pre-tax impairment charge	$ 975	$ 850